Employee Benefit Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 3,662,000	$ 3,309,000	$ 3,120,000